UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio             November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:   $2,841,312
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COL 6    COL 7         COLUMN 8
                                                            MARKET
                                TITLE OF                     VALUE     SHRS OR  SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP      (X$1000)   PRN AMT  PRN  CALL  DISCRTN  MNGRS   SOLE    SHARED  NONE
AAMES INVT CORP MD              COM              00253G108      8328   2365825  SH         SOLE     0      2365825    0      0
ACCREDITED HOME LENDRS HLDG     COM              00437P107     73395   2042140  SH         SOLE     0      2042140    0      0
ACETO CORP                      COM              004446100       323     45815  SH         SOLE     0        45815    0      0
ALTRIA GROUP INC                COM              02209S103     34893    455815  SH         SOLE     0       455815    0      0
AMERICA SVC GROUP INC           COM              02364L109      2965    227874  SH         SOLE     0       227874    0      0
AMERICAN EAGLE OUTFITTERS NE    COM              02553E106    132580   3024877  SH         SOLE     0      3024877    0      0
AMERICAN FINL RlTY TR           COM              02607P305     73148   6554516  SH         SOLE     0      6554516    0      0
AMERICAN HOME MTG INVT CORP     COM              02660R107     45352   1300610  SH         SOLE     0      1300610    0      0
AMERICAN PWR CONVERSION CORP    COM              029066107     57658   2625596  SH         SOLE     0      2625596    0      0
AMERICREDIT CORP                COM              03060R101    117832   4715155  SH         SOLE     0      4715155    0      0
AMERISAFE INC                   COM              03071H100      2716    277125  SH         SOLE     0       277125    0      0
ASHFORD HOSPITALITY TR INC      COM SHS          044103109     26334   2207349  SH         SOLE     0      2207349    0      0
AVX CORP NEW                    COM              002444107       204     11525  SH         SOLE     0        11525    0      0
CABLEVISION SYS CORP            CLA NY CABLVS    12686C109     70136   3088347  SH         SOLE     0      3088347    0      0
CAPITAL LEASE FDG INC           COM              140288101      6981    629513  SH         SOLE     0       629513    0      0
CATO CORP                       COM              149205106      3844    175430  SH         SOLE     0       175430    0      0
CENTURYTEL INC                  COM              156700106     49503   1247872  SH         SOLE     0      1247872    0      0
CINCINNATI FINL CORP            COM              172062101     22472    467000  SH         SOLE     0       467000    0      0
CINTAS CORP                     COM              172908105     82742   2026488  SH         SOLE     0      2026488    0      0
COMCAST CORP NEW                CL A             20030N101     63138   1711057  SH         SOLE     0      1711057    0      0
COMPUDYNE CORP                  NOTE 6.250% 1/1  204795AA6      2454   2930000  SH         SOLE     0      2930000    0      0
COMPUDYNE CORP                  COM PAR $0.75    204795306       690    113036  SH         SOLE     0       113036    0      0
CONSOL ENERGY INC               COM              20854P109     95505   3009930  SH         SOLE     0      3009930    0      0
DIAMONDROCK HOSPITALITY CO      COM              252784301     26085   1570434  SH         SOLE     0      1570434    0      0
DUN & BRADSTREET CORP DEL NE    COM              26483E100     52410    698889  SH         SOLE     0       698889    0      0
EMMIS COMMUNICATIONS CORP       COM              291525103     21554   1758037  SH         SOLE     0      1758037    0      0
EXXON MOBIL CORP                COM              30231G102       953     14208  SH         SOLE     0        14208    0      0
FAIR ISAAC CO                   COM              303250104      1557     42565  SH         SOLE     0        42565    0      0
FIELDSTONE INVT CORP            COM              31659U300     11232   1286551  SH         SOLE     0      1286551    0      0
FIFTH THIRD BANCORP             COM              316773100       461     12114  SH         SOLE     0        12114    0      0
FINISH LINE INC                 CL A             317923100      3128    247900  SH         SOLE     0       247900    0      0
FRIEDMAN BILLINGS RAMSEY GRO    CL A             358434108     38088   4743151  SH         SOLE     0      4743151    0      0
GANNETT INC                     COM              364730101    127586   2245049  SH         SOLE     0      2245049    0      0
GENERAL COMMUNICATION INC       CL A             369385109      7476    603405  SH         SOLE     0       603405    0      0
GENERAL ELECTRIC CO             COM              369604103       757     21435  SH         SOLE     0        21435    0      0
GOLDEN WEST FINL CORP           COM              381317106     69857    904297  SH         SOLE     0       904297    0      0
GOVERNMENT PPTYS TR INC         COM              38374W107      2866    317715  SH         SOLE     0       317715    0      0
HEARST - ARGYLE TELEVISION INC  COM              422317107     38114   1660723  SH         SOLE     0      1660723    0      0
HIGHLAND HOSPITALITY CORP       COM              430141101     18705   1305310  SH         SOLE     0      1305310    0      0
HOMEBANC CORP GA                COM              43738R109     15519   2523488  SH         SOLE     0      2523488    0      0
IHOP CORP                       COM              449623107      3554     76670  SH         SOLE     0        76670    0      0
INTEGRATED ALARM SVCS GROUP     COM              45890M109      2790    715373  SH         SOLE     0       715373    0      0
ITLA CAP CORP                   COM              450565106     11229    208869  SH         SOLE     0       208869    0      0
JONES APPAREL GROUP INC         COM              480074103     54810   1689577  SH         SOLE     0      1689577    0      0
LANCASTER COLONY CORP           COM              513847103     61775   1380137  SH         SOLE     0      1380137    0      0
LEE ENTERPRISES INC             COM              523768109     27288   1081124  SH         SOLE     0      1081124    0      0
LEUCADIA NATL CORP              COM              527288104    121881   4657292  SH         SOLE     0      4657292    0      0
LIBERTY GLOBAL INC              COM SER A        530555101      3242    125939  SH         SOLE     0       125939    0      0
LIBERTY GLOBAL INC              COM SER C        530555309      3158    126034  SH         SOLE     0       126034    0      0
LIBERTY MEDIA HLDG CORP         CAP COM SER A    53071M302     21821    261116  SH         SOLE     0       261116    0      0
LIBERTY MEDIA HLDG CORP         INT COM SER A    53071M104     26480   1299316  SH         SOLE     0      1299316    0      0
MARKEL CORP                     COM              570535104      9477     23078  SH         SOLE     0        23078    0      0
MCG CAPITAL CORP                COM              58047P107     16521   1011703  SH         SOLE     0      1011703    0      0
MEDIACOM COMMUNICATIONS CORP    CL A             58446K105     32791   4605453  SH         SOLE     0      4605453    0      0
MERCURY GENL CORP NEW           COM              589400100     62590   1261638  SH         SOLE     0      1261638    0      0
MICROSOFT CORP                  COM              594918104     19064    697036  SH         SOLE     0       697036    0      0
NEW CENTURY FINANCIAL CORP M    COM              6435EV108     36081    917853  SH         SOLE     0       917853    0      0
NEW YORK MTG TR INC             COM              649604105      1169    302760  SH         SOLE     0       302760    0      0
NEWALLIANCE BANCSHARES          COM              650203102       258     17600  SH         SOLE     0        17600    0      0
NORTH FORK BANCORPORATION NY    COM              659424105    134087   4681820  SH         SOLE     0      4681820    0      0
NVR INC                         COM              62944T105     95309    178147  SH         SOLE     0       178147    0      0
PARK NATL CORP                  COM              700658107      2908     29053  SH         SOLE     0        29053    0      0
PETROHAWK ENERGY CORP           COM              716495106     78295   7528401  SH         SOLE     0      7528401    0      0
PFIZER INC                      COM              717081103     49599   1748891  SH         SOLE     0      1748891    0      0
QUEST RESOURCE CORP             COM NEW          748349305      3487    392630  SH         SOLE     0       392630    0      0
RAILAMERICA INC                 COM              750753105      8438    772714  SH         SOLE     0       772714    0      0
RLI CORP                        COM              749607107     26310    518014  SH         SOLE     0       518014    0      0
SEABRIGHT INSURANCE HLDGS IN    COM              811656107     24043   1721079  SH         SOLE     0      1721079    0      0
SHERWIN WILLIAMS CO             COM              824348106     90978   1631009  SH         SOLE     0      1631009    0      0
SPECIALTY UNDERWRITERS ALLIA    COM              84751T309      2529    304685  SH         SOLE     0       304685    0      0
TELEPHONE & DATA SYS INC        SPL COM          879433860     31192    763580  SH         SOLE     0       763580    0      0
TELEPHONE & DATA SYS            COM              879433100     65743   1561585  SH         SOLE     0      1561585    0      0
THOMAS PPTYS GROUP INC          COM              884453101      7836    609799  SH         SOLE     0       609799    0      0
TIMBERLAND CO                   COM              887100105    125522   4362945  SH         SOLE     0      4362945    0      0
TOPPS INC                       COM              890786106      7325    817502  SH         SOLE     0       817502    0      0
TOWER GROUP INC                 COM              891777104     19607    587925  SH         SOLE     0       587925    0      0
TRINITY IND INC                 COM              896522109      3258    101286  SH         SOLE     0       101286    0      0
TYCO INTL LTD NEW               COM              902124106     41893   1496725  SH         SOLE     0      1496725    0      0
UNITED PARCEL SERVICE INC       CL B             911312106      6779     94237  SH         SOLE     0        94237    0      0
UST INC                         COM              902911106     90658   1653436  SH         SOLE     0      1653436    0      0




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